Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000193017 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund (Class R6/JCSRX)
Average Annual Return, Percent	8.12%	1.45%	2.37%
C000178768 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund (Class I/JCAFX)
Average Annual Return, Percent	8.04%	1.41%	2.35%
C000001744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund (Class C/TCCAX)
Average Annual Return, Percent	6.08%	0.50%	1.44%
C000001742 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund (Class A/TACAX)
Average Annual Return, Percent	3.52%	0.43%	1.78%
Without Sales Load [Member] | C000001744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund (Class C/TCCAX)—excluding sales charge
Average Annual Return, Percent	7.08%	0.50%	1.44%
Without Sales Load [Member] | C000001742 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund (Class A/TACAX)—excluding sales charge
Average Annual Return, Percent	7.88%	1.25%	2.20%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.67%	0.92%	2.21%
Bloomberg California Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Average Annual Return, Percent	6.57%	0.88%	2.12%